Goodwill and Other Intangibles	12 Months Ended
Jul. 02, 2011
Goodwill and Other Intangibles [Abstract]
Goodwill and Other Intangibles
7. GOODWILL AND OTHER INTANGIBLES
     The changes in the carrying amount of goodwill and the amount allocated by reportable segment for the years presented are as follows:

	Broadline	SYGMA	Other	Total
	(In thousands)
Carrying amount as of June 27, 2009	$1,087,467	$32,609	$390,719	$1,510,795
Goodwill acquired during year	18,350	—	6,829	25,179
Currency translation/Other	15,651	—	(1,810)	13,841

Carrying amount as of July 3, 2010	1,121,468	32,609	395,738	1,549,815
Goodwill acquired during year	44,047	—	—	44,047
Currency translation/Other	39,442	—	(15)	39,427

Carrying amount as of July 2, 2011	$1,204,957	$32,609	$395,723	$1,633,289

     Amortized intangible assets acquired during fiscal 2011 were $19.2 million with a weighted-average amortization period of eight years. By intangible asset category, the amortized intangible assets acquired during fiscal 2011 were customer relationships of $15.6 million with a weighted-average amortization period of eight years, non-compete agreements of $3.1 million with a weighted-average amortization period of five years and amortized trademarks of $0.5 million with a weighted-average amortization period of five years. The following table presents details of the company's amortized intangible assets:

	July 2, 2011			July 3, 2010
	Gross Carrying	Accumulated		Gross Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
	(In thousands)
Amortized intangible assets:
Customer relationships	$190,112	$(97,846)	$92,266	$169,913	$(77,394)	$92,519
Non-compete agreements	4,574	(1,269)	3,305	2,320	(1,306)	1,014
Trademarks	1,623	(282)	1,341	1,038	(136)	902

Total amortized intangible assets	$196,309	$(99,397)	$96,912	$173,271	$(78,836)	$94,435

     Intangible assets that have been fully amortized have been removed in the schedule above in the period full amortization is reached. Indefinite-lived intangible assets consisted of trademarks of $13.0 million and $12.0 million as of July 2, 2011 and July 3, 2010, respectively.
     Amortization expense for the past three years was $21.9 million in 2011, $20.9 million in 2010 and $15.7 million in 2009. The estimated future amortization expense for the next five fiscal years on intangible assets outstanding as of July 2, 2011 is shown below:

Amount
(In thousands)
2012	$22,513
2013	20,518
2014	19,126
2015	14,501
2016	7,668